PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 7 -     PROPERTY AND EQUIPMENT, NET

A.	Composition:

	As of December 31,
	2012	2011
Cost:
Buildings (including facility infrastructure)	$311,089	$312,804
Machinery and equipment	1,359,395	1,275,907
	1,670,484	1,588,711
Accumulated depreciation:
Buildings (including facility infrastructure)	(156,662)	(139,541)
Machinery and equipment	(1,079,354)	(950,487)
	(1,236,016)	(1,090,028)

	$434,468	$498,683

As of December 31, 2012 and 2011, the cost of buildings, machinery and equipment was reflected net of investment grants (see B below) in the aggregate of $284,406 and $282,512 respectively.

B.	Investment Grants

In December 2000, the Investment Center approved an investment program in connection with Fab 2 for expansion of Tower's plant. The approval certificate for the program entitled Tower to investment grants at a rate of 20% of qualified investments of up to $1,250,000, or aggregate grants up to $250,000. Under the terms of the program, investments in respect of Fab 2 were to have been completed by December 31, 2005, five years from the date the approval certificate was obtained. Due to the later than planned construction of Fab 2, market conditions and slower than planned ramp-up, Tower completed approximately 72% of the investments within the time frame stipulated in the approved enterprise program. Tower received an aggregate of approximately $165,000 from the Investment Center for such investments, and received in January 2012, Investment Center final approval for the investments made and reported under the program completed through December 31, 2005.

In February 2011, Tower received an additional approval certificate from the Israeli Investment Center for an expansion program for investments made commencing January 1, 2006, according to which Tower may receive up to NIS 150 million (approximately $39,000) for investments in fixed assets entitled for grants. As of December 31, 2012, Tower received approximately NIS 135 million ($36,000) of such grants for eligible investments made by the Company from January 1, 2006, of which approximately NIS 10 million ($2,600) were received in 2012.

Entitlement to the above grants is subject to various conditions stipulated by the  criteria set forth in the certificate of approval issued by the Israeli Investment Center, as well as by the Israeli Law for the Encouragement of Capital Investments - 1959 ("Investments Law") and the regulations promulgated thereunder. In the event Tower fails to comply with such conditions, Tower may be required to repay all or a portion of the grants received plus interest and certain inflation adjustments. In order to secure fulfillment of the conditions related to the receipt of investment grants, floating liens were registered in favor of the State of Israel on substantially all of Tower's assets.